Other Investments	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Investments [Abstract]
Other Investments
9)
OTHER INVESTMENTS

	As at March 31
Particulars	2025	2026
Financial assets measured at FVOCI
- Equity securities (refer note below and note 8)	—	12,106

Financial assets measured at FVTPL
- Equity securities	591	317
- Other securities	305	257

Financial assets measured at amortised cost
- Other securities	76	76
Total	972	12,756

On March 11, 2026, the Company has made an investment of USD 10,300 (1,484,586 Series C Preferred Stock), acquiring minority stake in Atlys Inc. (formerly Atlas Visa, Inc.) via subscription to Series C Preferred Stock.

The Group’s exposure to risks and fair value measurement is disclosed in note 4, 5 and 34.